Assets and Liabilities - Financial Assets and Liabilities - Schedule of Maturities of Financial Liabilities (Details) kr in Thousands	Dec. 31, 2020 DKK (kr)
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Non-derivatives, Trade payables and accruals, Carrying amount	kr 72,135
Non-derivatives, Borrowings, Carrying amount	57,179
Non-derivatives, Lease liabilities, Carrying amount	13,534
Total non-derivatives, Carrying amount	142,848
Derivatives (Borrowings), Carrying amount	838
Total derivatives, Carrying amount	838
Non-derivatives Trade Payables and Accruals
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	72,135
Non-derivatives Trade Payables and Accruals | Less than 12 Months
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	72,135
Non-derivatives Borrowings
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	64,776
Non-derivatives Borrowings | Less than 12 Months
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	30,126
Non-derivatives Borrowings | Between 1 and 2 Years
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	30,126
Non-derivatives Borrowings | Between 2 and 5 Years
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	4,524
Non-derivatives Lease Liabilities
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	15,038
Non-derivatives Lease Liabilities | Less than 12 Months
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	4,323
Non-derivatives Lease Liabilities | Between 1 and 2 Years
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	4,297
Non-derivatives Lease Liabilities | Between 2 and 5 Years
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	6,418
Total Non-derivatives
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	151,949
Total Non-derivatives | Less than 12 Months
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	106,584
Total Non-derivatives | Between 1 and 2 Years
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	34,423
Total Non-derivatives | Between 2 and 5 Years
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	10,942
Derivatives (Borrowings)
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	838
Derivatives (Borrowings) | Less than 12 Months
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	838
Total Derivatives
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	838
Total Derivatives | Less than 12 Months
Disclosure Of Maturity Analysis For Non Derivative Financial Liabilities And Derivative Financial Instruments [Line Items]
Total contractual cash flows	kr 838